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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [_]; Amendment Number:

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
      This Amendment (Check only one.):  [_] is a restatement.
                                         [_] adds new holdings entries.
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Institutional Investment Manager Filing this Report:

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
            Name:             Mercer Investment Management, Inc.
            Address:          99 High Street
                              Boston, MA 02110

            13F File Number:  028-12567
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

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
                      Name:   Mark Gilbert
                      Title:  Chief Compliance Officer
                      Phone:  617 747 9538
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Signature, Place, and Date of Signing:
/s/ Mark Gilbert, Boston, MA, January 25th, 2012

Report Type (Check only one.):
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
                          [_]13F HOLDINGS REPORT.
                          [X]13F NOTICE.
                          [_]13F COMBINATION REPORT.
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List of Other Managers Reporting for this Manager:

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
        Name                                          13F File Number
        AllianceBernstein LP                          028-10562
        AQR Capital Management LLC                    028-10120
        Arrowstreet Capital Limited Partnership       028-10005
        Atlanta Capital Management Company, LLC       028-05936
        Brandywine Global Investment Management, LLC  028-02204
        Delaware Management Business Trust            028-05267
        Dodge & Cox                                   028-00400
        Eaton Vance Management                        028-04139
        Echo Point Investment Management, LLC         028-14149
        Goldman Sachs Asset Management, LP            028-10981
        J.P. Morgan Investment Management Inc.        028-11937
        Lazard Asset Management LLC                   028-10469
        MacKay Shields LLC                            028-00046
        Massachusetts Financial Services Co.          028-04968
        Neuberger Berman Management LLC               028-13574
        Numeric Investors LLC                         028-11946
        NWQ Investment Management Co, LLC             028-01474
        O'Shaughnessy Asset Management, LLC           028-12966
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
             Pacific Investment Management Company LLC  028-10952
             River Road Asset Management, LLC           028-11487
             Robeco Investment Management, Inc          028-12484
             Sands Capital Management, LLC              028-05734
             Systematic Financial Management, LP        028-05015
             The Boston Company Asset Management, LLC   028-00242
             Tygh Capital Management, Inc.              028-10976
             Western Asset Management Company           028-10245
             Westfield Capital Management Company, LP   028-10220
             William Blair & Company, LLC               028-04871
             Winslow Capital Management, Inc.           028-03676
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